Note 17 - Tangible assets- Subsidiaries (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tangible Assets By Geography Line Items
Tangible Assets	€ 10,068,000,000	€ 7,229,000,000	€ 7,191,000,000
Issued in Euros [Member]
Tangible Assets By Geography Line Items
Tangible Assets	4,865,000,000	2,705,000,000	2,574,000,000
Total foreign [Member]
Tangible Assets By Geography Line Items
Tangible Assets	5,203,000,000	4,524,000,000	4,617,000,000
Total Member
Tangible Assets By Geography Line Items
Tangible Assets	€ 10,068,000,000	€ 7,229,000,000	€ 7,191,000,000